Consolidated Statements of Income (USD $) Share data in Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues:
Rental income	$ 564,657,000		$ 480,607,000		$ 439,268,000
Resident fees and services	51,006,000
Interest income	40,855,000		40,885,000		40,063,000
Other income	7,245,000		7,788,000		10,521,000
Total revenues	663,763,000		529,280,000		489,852,000
Expenses:
Interest expense	153,181,000		98,596,000		121,375,000
Property operating expenses	80,803,000		44,001,000		41,063,000
Depreciation and amortization	189,255,000		143,295,000		131,334,000
General and administrative	54,626,000		49,691,000		47,193,000
Transaction costs	46,660,000
Realized loss of derivatives					23,393,000
Loss (gain) on extinguishment of debt	34,171,000		25,107,000		(2,094,000)
Provision for loan losses	29,684,000		23,261,000		94,000
Total expenses	588,380,000		383,951,000		362,358,000
Income from continuing operations before income taxes and income from unconsolidated joint ventures	75,383,000		145,329,000		127,494,000
Income tax (expense) benefit	(364,000)		(168,000)		(1,306,000)
Income from unconsolidated joint ventures	6,673,000
Income from continuing operations	81,692,000		145,161,000		126,188,000
Discontinued operations:
Gain (loss) on sales of properties	36,115,000		43,394,000		163,933,000
Impairment of assets	(947,000)		(25,223,000)		(32,648,000)
Income (loss) from discontinued operations, net	12,024,000		29,595,000		25,952,000
Discontinued operations, net	47,192,000		47,766,000		157,237,000
Net income	128,884,000		192,927,000		283,425,000
Less: Preferred stock dividends	21,645,000		22,079,000		23,201,000
Net income (loss) attributable to noncontrolling interests	357,000		(342,000)		126,000
Net income attributable to common stockholders	$ 106,882,000		$ 171,190,000		$ 260,098,000
Average number of common shares outstanding:
Basic	127,656		114,207		93,732
Diluted	128,208		114,612		94,309
Basic:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 1.08		$ 1.10
Discontinued operations, net	$ 0.37		$ 0.42		$ 1.68
Net income attributable to common stockholders	$ 0.84	[1]	$ 1.50	[1]	$ 2.77	[1]
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 1.08		$ 1.09
Discontinued operations, net	$ 0.37		$ 0.42		$ 1.67
Net income attributable to common stockholders	$ 0.83	[1]	$ 1.49	[1]	$ 2.76	[1]

[1]	Amounts may not sum due to rounding